Fair Value of Financial Assets and Liabilities - Impact of Valuation Sensitivity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Financial assets:
Derivative financial instruments	¥ 3,382,574	¥ 3,885,271	¥ 3,885,271
Financial assets at fair value through profit or loss	2,641,416	1,547,672	3,110,375
Available-for-sale financial assets		20,122,616
Financial liabilities:
Derivative financial instruments	3,051,773	3,498,016	¥ 3,498,016
Others	5,596,513	6,691,042
At fair value [member]
Financial assets:
Derivative financial instruments	3,382,574	3,886,964
Financial assets at fair value through profit or loss	2,641,416	1,547,672
Investment securities at fair value through other comprehensive income	17,506,113
Available-for-sale financial assets		20,231,498
Financial liabilities:
Derivative financial instruments	3,051,773	3,503,987
Others	(2,294)	7,492
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	2,008,745	2,072,654
Financial liabilities:
Derivative financial instruments	1,825,053	1,978,433
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,286,910	1,724,401
Financial liabilities:
Derivative financial instruments	1,112,778	1,406,792
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	63,617	71,344
Financial liabilities:
Derivative financial instruments	96,170	105,349
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	15,785	12,049
Financial liabilities:
Derivative financial instruments	11,924	8,465
At fair value [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss		1,528,921
Available-for-sale financial assets		3,350,757
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss		18,751
Available-for-sale financial assets		5,948,792
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	10,271	6,561
Financial assets at fair value through profit or loss	580,847	28,200
Investment securities at fair value through other comprehensive income	412,347
Available-for-sale financial assets		844,506
Financial liabilities:
Derivative financial instruments	563	436
Others	(435)	833
At fair value [member] | Level 3 [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	212
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	274	14
Financial liabilities:
Derivative financial instruments	9	14
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	4,236	1,880
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	5,549	4,667
Financial liabilities:
Derivative financial instruments	554	422
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	562,136	10,143
Available-for-sale financial assets		154
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	18,711	18,057
Investment securities at fair value through other comprehensive income	412,347
Available-for-sale financial assets		844,352
At fair value [member] | Derivative financial assets [member] | Level 3 [member] | Interest rate derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2
Financial assets, Unfavorable changes	14
At fair value [member] | Derivative financial assets [member] | Level 3 [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	14	80
Financial assets, Unfavorable changes	21	1
At fair value [member] | Derivative financial assets [member] | Level 3 [member] | Equity derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	541	271
Financial assets, Unfavorable changes	530	310
At fair value [member] | Derivative financial assets [member] | Level 3 [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	2,008	4,515
Financial assets, Unfavorable changes	5,904	11,765
At fair value [member] | Financial assets at fair value through profit or loss [member] | Level 3 [member] | Debt instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	4,038	278
Financial assets, Unfavorable changes	11,636
At fair value [member] | Financial assets at fair value through profit or loss [member] | Level 3 [member] | Equity instruments [member] | Recorded in profit and loss [member]
Financial assets:
Financial assets, Favorable changes	34	361
Financial assets, Unfavorable changes	34	336
At fair value [member] | Financial assets at fair value through other comprehensive income, category [member] | Level 3 [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes	11,843
Financial assets, Unfavorable changes	10,848
At fair value [member] | Derivative financial liabilities [member] | Level 3 [member] | Currency derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	1	2
Financial liabilities, Unfavorable changes	1	80
At fair value [member] | Derivative financial liabilities [member] | Level 3 [member] | Credit derivatives [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	32	35
Financial liabilities, Unfavorable changes	32	35
At fair value [member] | Others-liabilities [member] | Level 3 [member] | Recorded in profit and loss [member]
Financial liabilities:
Financial liabilities, Favorable changes	1,651	1,375
Financial liabilities, Unfavorable changes	¥ 2,650	3,090
At fair value [member] | Available-for-sale financial assets [member] | Level 3 [member] | Debt instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes		4
Financial assets, Unfavorable changes		2
At fair value [member] | Available-for-sale financial assets [member] | Level 3 [member] | Equity instruments [member] | Recorded in equity [member]
Financial assets:
Financial assets, Favorable changes		26,835
Financial assets, Unfavorable changes		¥ 25,290